FT Vest Nasdaq-100® Conservative Buffer ETF - January (QCJA)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
452,521	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$452,521
	(Cost $452,521)
	Total Investments — 0.9%	452,521
	(Cost $452,521)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.1%
	Call Options Purchased — 97.2%
1,026	Invesco QQQ TrustSM, Series 1	$53,260,686	$5.21	01/16/26	52,597,592
	(Cost $52,645,834)
	Put Options Purchased — 5.9%
1,026	Invesco QQQ TrustSM, Series 1	53,260,686	521.73	01/16/26	3,197,396
	(Cost $3,439,346)
	Total Purchased Options				55,794,988
	(Cost $56,085,180)
WRITTEN OPTIONS — (3.9)%
	Call Options Written — (2.3)%
(1,026)	Invesco QQQ TrustSM, Series 1	(53,260,686)	587.10	01/16/26	(1,233,816)
	(Premiums received $1,876,748)
	Put Options Written — (1.6)%
(1,026)	Invesco QQQ TrustSM, Series 1	(53,260,686)	417.38	01/16/26	(872,685)
	(Premiums received $977,592)
	Total Written Options				(2,106,501)
	(Premiums received $2,854,340)
	Net Other Assets and Liabilities — (0.1)%				(27,773)
	Net Assets — 100.0%				$54,113,235

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$452,521	$452,521	$—	$—
Purchased Options	55,794,988	—	55,794,988	—
Total	$56,247,509	$452,521	$55,794,988	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,106,501)	$—	$(2,106,501)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (XJAN)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
402,691	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$402,691
	(Cost $402,691)
	Total Investments — 1.0%	402,691
	(Cost $402,691)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 107.0%
	Call Options Purchased — 101.9%
708	SPDR® S&P 500® ETF Trust	$41,728,812	$5.99	01/16/26	41,004,040
708	SPDR® S&P 500® ETF Trust	41,728,812	597.59	01/16/26	2,436,497
	Total Call Options Purchased				43,440,537
	(Cost $44,121,596)
	Put Options Purchased — 5.1%
708	SPDR® S&P 500® ETF Trust	41,728,812	597.59	01/16/26	2,170,062
	(Cost $2,510,462)
	Total Purchased Options				45,610,599
	(Cost $46,632,058)
WRITTEN OPTIONS — (7.9)%
	Call Options Written — (6.1)%
(1,416)	SPDR® S&P 500® ETF Trust	(83,457,624)	626.69	01/16/26	(2,602,594)
	(Premiums received $3,724,529)
	Put Options Written — (1.8)%
(708)	SPDR® S&P 500® ETF Trust	(41,728,812)	507.95	01/16/26	(757,008)
	(Premiums received $960,425)
	Total Written Options				(3,359,602)
	(Premiums received $4,684,954)
	Net Other Assets and Liabilities — (0.1)%				(28,749)
	Net Assets — 100.0%				$42,624,939

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$402,691	$402,691	$—	$—
Purchased Options	45,610,599	—	45,610,599	—
Total	$46,013,290	$402,691	$45,610,599	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (XJAN)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,359,602)	$—	$(3,359,602)	$—

FT Vest Nasdaq-100® Moderate Buffer ETF - February (QMFE)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
443,076	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$443,076
	(Cost $443,076)
	Total Investments — 1.0%	443,076
	(Cost $443,076)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.8%
	Call Options Purchased — 97.2%
874	Invesco QQQ TrustSM, Series 1	$45,370,214	$5.25	02/20/26	44,820,677
	(Cost $41,978,972)
	Put Options Purchased — 6.6%
874	Invesco QQQ TrustSM, Series 1	45,370,214	526.07	02/20/26	3,016,515
	(Cost $4,592,201)
	Total Purchased Options				47,837,192
	(Cost $46,571,173)
WRITTEN OPTIONS — (4.7)%
	Call Options Written — (2.1)%
(874)	Invesco QQQ TrustSM, Series 1	(45,370,214)	602.46	02/20/26	(940,669)
	(Premiums received $666,687)
	Put Options Written — (2.6)%
(874)	Invesco QQQ TrustSM, Series 1	(45,370,214)	447.16	02/20/26	(1,202,772)
	(Premiums received $1,902,816)
	Total Written Options				(2,143,441)
	(Premiums received $2,569,503)
	Net Other Assets and Liabilities — (0.1)%				(32,574)
	Net Assets — 100.0%				$46,104,253

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$443,076	$443,076	$—	$—
Purchased Options	47,837,192	—	47,837,192	—
Total	$48,280,268	$443,076	$47,837,192	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,143,441)	$—	$(2,143,441)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (XFEB)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
464,665	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$464,665
	(Cost $464,665)
	Total Investments — 1.0%	464,665
	(Cost $464,665)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 108.0%
	Call Options Purchased — 102.5%
771	SPDR® S&P 500® ETF Trust	$45,441,969	$6.01	02/20/26	44,674,862
771	SPDR® S&P 500® ETF Trust	45,441,969	599.95	02/20/26	2,839,277
	Total Call Options Purchased				47,514,139
	(Cost $47,059,598)
	Put Options Purchased — 5.5%
771	SPDR® S&P 500® ETF Trust	45,441,969	599.95	02/20/26	2,530,738
	(Cost $3,318,207)
	Total Purchased Options				50,044,877
	(Cost $50,377,805)
WRITTEN OPTIONS — (8.9)%
	Call Options Written — (6.9)%
(1,542)	SPDR® S&P 500® ETF Trust	(90,883,938)	629.35	02/20/26	(3,178,031)
	(Premiums received $3,425,699)
	Put Options Written — (2.0)%
(771)	SPDR® S&P 500® ETF Trust	(45,441,969)	509.96	02/20/26	(940,165)
	(Premiums received $1,239,859)
	Total Written Options				(4,118,196)
	(Premiums received $4,665,558)
	Net Other Assets and Liabilities — (0.1)%				(32,387)
	Net Assets — 100.0%				$46,358,959

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$464,665	$464,665	$—	$—
Purchased Options	50,044,877	—	50,044,877	—
Total	$50,509,542	$464,665	$50,044,877	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (XFEB)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(4,118,196)	$—	$(4,118,196)	$—

FT Vest International Equity Moderate Buffer ETF - March (YMAR)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
1,417,043	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$1,417,043
	(Cost $1,417,043)
	Total Investments — 1.1%	1,417,043
	(Cost $1,417,043)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.9%
	Call Options Purchased — 99.5%
15,500	iShares MSCI EAFE ETF	$137,655,500	$0.84	03/20/26	132,468,890
	(Cost $125,361,150)
	Put Options Purchased — 3.4%
15,500	iShares MSCI EAFE ETF	137,655,500	83.66	03/20/26	4,596,370
	(Cost $7,104,053)
	Total Purchased Options				137,065,260
	(Cost $132,465,203)
WRITTEN OPTIONS — (3.9)%
	Call Options Written — (2.1)%
(15,500)	iShares MSCI EAFE ETF	(137,655,500)	96.54	03/20/26	(2,864,245)
	(Premiums received $1,158,152)
	Put Options Written — (1.8)%
(15,500)	iShares MSCI EAFE ETF	(137,655,500)	71.11	03/20/26	(2,369,175)
	(Premiums received $2,902,954)
	Total Written Options				(5,233,420)
	(Premiums received $4,061,106)
	Net Other Assets and Liabilities — (0.1)%				(89,990)
	Net Assets — 100.0%				$133,158,893

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,417,043	$1,417,043	$—	$—
Purchased Options	137,065,260	—	137,065,260	—
Total	$138,482,303	$1,417,043	$137,065,260	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,233,420)	$—	$(5,233,420)	$—

FT Vest Nasdaq-100® Buffer ETF - March (QMAR)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
4,282,068	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$4,282,068
	(Cost $4,282,068)
	Total Investments — 1.0%	4,282,068
	(Cost $4,282,068)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.4%
	Call Options Purchased — 102.1%
8,522	Invesco QQQ TrustSM, Series 1	$442,385,542	$4.80	03/20/26	437,587,315
	(Cost $404,655,287)
	Put Options Purchased — 4.3%
8,522	Invesco QQQ TrustSM, Series 1	442,385,542	480.83	03/20/26	18,532,623
	(Cost $28,626,370)
	Total Purchased Options				456,119,938
	(Cost $433,281,657)
WRITTEN OPTIONS — (7.3)%
	Call Options Written — (4.8)%
(8,522)	Invesco QQQ TrustSM, Series 1	(442,385,542)	568.44	03/20/26	(20,796,322)
	(Premiums received $11,608,618)
	Put Options Written — (2.5)%
(8,522)	Invesco QQQ TrustSM, Series 1	(442,385,542)	432.75	03/20/26	(10,599,067)
	(Premiums received $15,969,822)
	Total Written Options				(31,395,389)
	(Premiums received $27,578,440)
	Net Other Assets and Liabilities — (0.1)%				(305,604)
	Net Assets — 100.0%				$428,701,013

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$4,282,068	$4,282,068	$—	$—
Purchased Options	456,119,938	—	456,119,938	—
Total	$460,402,006	$4,282,068	$456,119,938	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(31,395,389)	$—	$(31,395,389)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (XMAR)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
1,727,560	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$1,727,560
	(Cost $1,727,560)
	Total Investments — 1.0%	1,727,560
	(Cost $1,727,560)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 115.7%
	Call Options Purchased — 111.5%
3,104	SPDR® S&P 500® ETF Trust	$182,946,656	$5.65	03/20/26	179,495,008
3,104	SPDR® S&P 500® ETF Trust	182,946,656	563.99	03/20/26	19,536,576
	Total Call Options Purchased				199,031,584
	(Cost $186,009,277)
	Put Options Purchased — 4.2%
3,104	SPDR® S&P 500® ETF Trust	182,946,656	563.99	03/20/26	7,412,352
	(Cost $10,178,797)
	Total Purchased Options				206,443,936
	(Cost $196,188,074)
WRITTEN OPTIONS — (16.6)%
	Call Options Written — (14.9)%
(6,208)	SPDR® S&P 500® ETF Trust	(365,893,312)	593.54	03/20/26	(26,607,488)
	(Premiums received $18,831,714)
	Put Options Written — (1.7)%
(3,104)	SPDR® S&P 500® ETF Trust	(182,946,656)	479.39	03/20/26	(2,982,944)
	(Premiums received $3,938,128)
	Total Written Options				(29,590,432)
	(Premiums received $22,769,842)
	Net Other Assets and Liabilities — (0.1)%				(93,566)
	Net Assets — 100.0%				$178,487,498

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,727,560	$1,727,560	$—	$—
Purchased Options	206,443,936	—	206,443,936	—
Total	$208,171,496	$1,727,560	$206,443,936	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (XMAR)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(29,590,432)	$—	$(29,590,432)	$—

FT Vest Nasdaq-100® Conservative Buffer ETF - April (QCAP)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
426,732	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$426,732
	(Cost $426,732)
	Total Investments — 1.0%	426,732
	(Cost $426,732)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 112.6%
	Call Options Purchased — 109.3%
881	Invesco QQQ TrustSM, Series 1	$45,733,591	$4.43	04/17/26	45,213,114
	(Cost $39,289,580)
	Put Options Purchased — 3.3%
881	Invesco QQQ TrustSM, Series 1	45,733,591	444.09	04/17/26	1,348,089
	(Cost $3,107,109)
	Total Purchased Options				46,561,203
	(Cost $42,396,689)
WRITTEN OPTIONS — (13.5)%
	Call Options Written — (12.4)%
(881)	Invesco QQQ TrustSM, Series 1	(45,733,591)	509.68	04/17/26	(5,117,474)
	(Premiums received $2,298,677)
	Put Options Written — (1.1)%
(881)	Invesco QQQ TrustSM, Series 1	(45,733,591)	355.27	04/17/26	(480,224)
	(Premiums received $1,081,761)
	Total Written Options				(5,597,698)
	(Premiums received $3,380,438)
	Net Other Assets and Liabilities — (0.1)%				(29,925)
	Net Assets — 100.0%				$41,360,312

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$426,732	$426,732	$—	$—
Purchased Options	46,561,203	—	46,561,203	—
Total	$46,987,935	$426,732	$46,561,203	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,597,698)	$—	$(5,597,698)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April (XAPR)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.2%
223,333	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$223,333
	(Cost $223,333)
	Total Investments — 1.2%	223,333
	(Cost $223,333)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 125.3%
	Call Options Purchased — 122.2%
345	SPDR® S&P 500® ETF Trust	$20,333,955	$5.27	04/17/26	19,975,700
345	SPDR® S&P 500® ETF Trust	20,333,955	526.42	04/17/26	3,245,453
	Total Call Options Purchased				23,221,153
	(Cost $20,487,298)
	Put Options Purchased — 3.1%
345	SPDR® S&P 500® ETF Trust	20,333,955	526.42	04/17/26	583,202
	(Cost $1,115,670)
	Total Purchased Options				23,804,355
	(Cost $21,602,968)
WRITTEN OPTIONS — (26.4)%
	Call Options Written — (25.1)%
(690)	SPDR® S&P 500® ETF Trust	(40,667,910)	559.53	04/17/26	(4,758,358)
	(Premiums received $2,955,560)
	Put Options Written — (1.3)%
(345)	SPDR® S&P 500® ETF Trust	(20,333,955)	447.46	04/17/26	(254,120)
	(Premiums received $495,031)
	Total Written Options				(5,012,478)
	(Premiums received $3,450,591)
	Net Other Assets and Liabilities — (0.1)%				(19,130)
	Net Assets — 100.0%				$18,996,080

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$223,333	$223,333	$—	$—
Purchased Options	23,804,355	—	23,804,355	—
Total	$24,027,688	$223,333	$23,804,355	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April (XAPR)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,012,478)	$—	$(5,012,478)	$—

FT Vest Nasdaq-100® Moderate Buffer ETF - May (QMMY)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.2%
772,430	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$772,430
	(Cost $772,430)
	Total Investments — 1.2%	772,430
	(Cost $772,430)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.3%
	Call Options Purchased — 98.2%
1,266	Invesco QQQ TrustSM, Series 1	$65,719,326	$5.21	05/15/26	64,893,894
	(Cost $65,144,466)
	Put Options Purchased — 7.1%
1,266	Invesco QQQ TrustSM, Series 1	65,719,326	521.50	05/15/26	4,681,668
	(Cost $4,653,572)
	Total Purchased Options				69,575,562
	(Cost $69,798,038)
WRITTEN OPTIONS — (6.5)%
	Call Options Written — (3.4)%
(1,266)	Invesco QQQ TrustSM, Series 1	(65,719,326)	600.77	05/15/26	(2,243,352)
	(Premiums received $1,881,666)
	Put Options Written — (3.1)%
(1,266)	Invesco QQQ TrustSM, Series 1	(65,719,326)	443.27	05/15/26	(2,033,196)
	(Premiums received $2,462,912)
	Total Written Options				(4,276,548)
	(Premiums received $4,344,578)
	Net Other Assets and Liabilities — (0.0)%				(31,406)
	Net Assets — 100.0%				$66,040,038

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$772,430	$772,430	$—	$—
Purchased Options	69,575,562	—	69,575,562	—
Total	$70,347,992	$772,430	$69,575,562	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(4,276,548)	$—	$(4,276,548)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May (XMAY)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
210,883	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$210,883
	(Cost $210,883)
	Total Investments — 1.1%	210,883
	(Cost $210,883)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 111.6%
	Call Options Purchased — 105.8%
316	SPDR® S&P 500® ETF Trust	$18,624,724	$5.95	05/15/26	18,284,714
316	SPDR® S&P 500® ETF Trust	18,624,724	594.21	05/15/26	1,520,463
	Total Call Options Purchased				19,805,177
	(Cost $19,985,545)
	Put Options Purchased — 5.8%
316	SPDR® S&P 500® ETF Trust	18,624,724	594.21	05/15/26	1,083,109
	(Cost $1,047,563)
	Total Purchased Options				20,888,286
	(Cost $21,033,108)
WRITTEN OPTIONS — (12.6)%
	Call Options Written — (10.2)%
(632)	SPDR® S&P 500® ETF Trust	(37,249,448)	625.05	05/15/26	(1,902,427)
	(Premiums received $2,057,962)
	Put Options Written — (2.4)%
(316)	SPDR® S&P 500® ETF Trust	(18,624,724)	505.08	05/15/26	(452,108)
	(Premiums received $417,305)
	Total Written Options				(2,354,535)
	(Premiums received $2,475,267)
	Net Other Assets and Liabilities — (0.1)%				(24,809)
	Net Assets — 100.0%				$18,719,825

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$210,883	$210,883	$—	$—
Purchased Options	20,888,286	—	20,888,286	—
Total	$21,099,169	$210,883	$20,888,286	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May (XMAY)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,354,535)	$—	$(2,354,535)	$—

FT Vest International Equity Moderate Buffer ETF - June (YJUN)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
545,167	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$545,167
	(Cost $545,167)
	Total Investments — 0.4%	545,167
	(Cost $545,167)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 99.9%
	Call Options Purchased — 99.8%
16,681	iShares MSCI EAFE ETF	$148,143,961	$0.78	06/20/25	144,493,157
	(Cost $125,993,614)
	Put Options Purchased — 0.1%
16,681	iShares MSCI EAFE ETF	148,143,961	77.95	06/20/25	157,302
	(Cost $8,091,713)
	Total Purchased Options				144,650,459
	(Cost $134,085,327)
WRITTEN OPTIONS — (0.2)%
	Call Options Written — (0.2)%
(16,681)	iShares MSCI EAFE ETF	(148,143,961)	90.74	06/20/25	(252,717)
	(Premiums received $1,091,883)
	Put Options Written — (0.0)%
(16,681)	iShares MSCI EAFE ETF	(148,143,961)	66.26	06/20/25	(26,189)
	(Premiums received $1,378,017)
	Total Written Options				(278,906)
	(Premiums received $2,469,900)
	Net Other Assets and Liabilities — (0.1)%				(112,707)
	Net Assets — 100.0%				$144,804,013

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$545,167	$545,167	$—	$—
Purchased Options	144,650,459	—	144,650,459	—
Total	$145,195,626	$545,167	$144,650,459	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(278,906)	$—	$(278,906)	$—

FT Vest Nasdaq-100® Buffer ETF - June (QJUN)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
1,905,856	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$1,905,856
	(Cost $1,905,856)
	Total Investments — 0.4%	1,905,856
	(Cost $1,905,856)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 99.8%
	Call Options Purchased — 99.5%
11,149	Invesco QQQ TrustSM, Series 1	$578,755,739	$4.79	06/20/25	573,455,058
	(Cost $533,678,465)
	Put Options Purchased — 0.3%
11,149	Invesco QQQ TrustSM, Series 1	578,755,739	480.17	06/20/25	1,862,775
	(Cost $28,347,298)
	Total Purchased Options				575,317,833
	(Cost $562,025,763)
WRITTEN OPTIONS — (0.1)%
	Call Options Written — (0.0)%
(11,149)	Invesco QQQ TrustSM, Series 1	(578,755,739)	572.84	06/20/25	(113,497)
	(Premiums received $8,471,688)
	Put Options Written — (0.1)%
(11,149)	Invesco QQQ TrustSM, Series 1	(578,755,739)	432.15	06/20/25	(309,273)
	(Premiums received $12,921,807)
	Total Written Options				(422,770)
	(Premiums received $21,393,495)
	Net Other Assets and Liabilities — (0.1)%				(376,032)
	Net Assets — 100.0%				$576,424,887

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,905,856	$1,905,856	$—	$—
Purchased Options	575,317,833	—	575,317,833	—
Total	$577,223,689	$1,905,856	$575,317,833	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(422,770)	$—	$(422,770)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
537,142	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$537,142
	(Cost $537,142)
	Total Investments — 0.4%	537,142
	(Cost $537,142)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.4%
	Call Options Purchased — 106.2%
2,633	SPDR® S&P 500® ETF Trust	$155,186,387	$5.46	06/20/25	153,289,626
2,633	SPDR® S&P 500® ETF Trust	155,186,387	544.52	06/20/25	12,045,659
	Total Call Options Purchased				165,335,285
	(Cost $154,646,804)
	Put Options Purchased — 0.2%
2,633	SPDR® S&P 500® ETF Trust	155,186,387	544.52	06/20/25	320,252
	(Cost $7,175,152)
	Total Purchased Options				165,655,537
	(Cost $161,821,956)
WRITTEN OPTIONS — (6.7)%
	Call Options Written — (6.7)%
(5,266)	SPDR® S&P 500® ETF Trust	(310,372,774)	573.65	06/20/25	(10,407,406)
	(Premiums received $13,983,224)
	Put Options Written — (0.0)%
(2,633)	SPDR® S&P 500® ETF Trust	(155,186,387)	462.84	06/20/25	(37,441)
	(Premiums received $1,909,999)
	Total Written Options				(10,444,847)
	(Premiums received $15,893,223)
	Net Other Assets and Liabilities — (0.1)%				(110,154)
	Net Assets — 100.0%				$155,637,678

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$537,142	$537,142	$—	$—
Purchased Options	165,655,537	—	165,655,537	—
Total	$166,192,679	$537,142	$165,655,537	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(10,444,847)	$—	$(10,444,847)	$—

FT Vest Nasdaq-100® Conservative Buffer ETF - July (QCJL)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
171,930	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$171,930
	(Cost $171,930)
	Total Investments — 0.4%	171,930
	(Cost $171,930)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.9%
	Call Options Purchased — 100.1%
987	Invesco QQQ TrustSM, Series 1	$51,236,157	$4.74	07/18/25	50,718,002
	(Cost $46,384,697)
	Put Options Purchased — 0.8%
987	Invesco QQQ TrustSM, Series 1	51,236,157	475.23	07/18/25	422,120
	(Cost $3,708,372)
	Total Purchased Options				51,140,122
	(Cost $50,093,069)
WRITTEN OPTIONS — (1.2)%
	Call Options Written — (1.1)%
(987)	Invesco QQQ TrustSM, Series 1	(51,236,157)	541.81	07/18/25	(558,770)
	(Premiums received $967,911)
	Put Options Written — (0.1)%
(987)	Invesco QQQ TrustSM, Series 1	(51,236,157)	380.18	07/18/25	(45,471)
	(Premiums received $747,446)
	Total Written Options				(604,241)
	(Premiums received $1,715,357)
	Net Other Assets and Liabilities — (0.1)%				(37,624)
	Net Assets — 100.0%				$50,670,187

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$171,930	$171,930	$—	$—
Purchased Options	51,140,122	—	51,140,122	—
Total	$51,312,052	$171,930	$51,140,122	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(604,241)	$—	$(604,241)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (XJUL)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
279,839	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$279,839
	(Cost $279,839)
	Total Investments — 0.4%	279,839
	(Cost $279,839)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 107.4%
	Call Options Purchased — 106.6%
1,113	SPDR® S&P 500® ETF Trust	$65,599,107	$5.50	07/18/25	64,808,098
1,113	SPDR® S&P 500® ETF Trust	65,599,107	549.00	07/18/25	5,176,674
	Total Call Options Purchased				69,984,772
	(Cost $65,990,904)
	Put Options Purchased — 0.8%
1,113	SPDR® S&P 500® ETF Trust	65,599,107	549.00	07/18/25	494,740
	(Cost $2,439,103)
	Total Purchased Options				70,479,512
	(Cost $68,430,007)
WRITTEN OPTIONS — (7.7)%
	Call Options Written — (7.6)%
(2,226)	SPDR® S&P 500® ETF Trust	(131,198,214)	578.43	07/18/25	(4,974,910)
	(Premiums received $5,086,835)
	Put Options Written — (0.1)%
(1,113)	SPDR® S&P 500® ETF Trust	(65,599,107)	466.65	07/18/25	(79,880)
	(Premiums received $730,986)
	Total Written Options				(5,054,790)
	(Premiums received $5,817,821)
	Net Other Assets and Liabilities — (0.1)%				(46,230)
	Net Assets — 100.0%				$65,658,331

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$279,839	$279,839	$—	$—
Purchased Options	70,479,512	—	70,479,512	—
Total	$70,759,351	$279,839	$70,479,512	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (XJUL)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,054,790)	$—	$(5,054,790)	$—

FT Vest Nasdaq-100® Moderate Buffer ETF - August (QMAG)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
116,551	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$116,551
	(Cost $116,551)
	Total Investments — 0.4%	116,551
	(Cost $116,551)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.8%
	Call Options Purchased — 100.4%
546	Invesco QQQ TrustSM, Series 1	$28,343,406	$4.74	08/15/25	28,061,839
	(Cost $26,103,644)
	Put Options Purchased — 1.4%
546	Invesco QQQ TrustSM, Series 1	28,343,406	475.02	08/15/25	389,085
	(Cost $1,893,839)
	Total Purchased Options				28,450,924
	(Cost $27,997,483)
WRITTEN OPTIONS — (2.1)%
	Call Options Written — (1.8)%
(546)	Invesco QQQ TrustSM, Series 1	(28,343,406)	544.85	08/15/25	(502,828)
	(Premiums received $640,925)
	Put Options Written — (0.3)%
(546)	Invesco QQQ TrustSM, Series 1	(28,343,406)	403.77	08/15/25	(96,467)
	(Premiums received $550,188)
	Total Written Options				(599,295)
	(Premiums received $1,191,113)
	Net Other Assets and Liabilities — (0.1)%				(20,652)
	Net Assets — 100.0%				$27,947,528

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$116,551	$116,551	$—	$—
Purchased Options	28,450,924	—	28,450,924	—
Total	$28,567,475	$116,551	$28,450,924	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(599,295)	$—	$(599,295)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (XAUG)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
237,561	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$237,561
	(Cost $237,561)
	Total Investments — 0.4%	237,561
	(Cost $237,561)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 108.6%
	Call Options Purchased — 107.2%
911	SPDR® S&P 500® ETF Trust	$53,693,429	$5.55	08/15/25	53,051,247
911	SPDR® S&P 500® ETF Trust	53,693,429	554.32	08/15/25	4,254,051
	Total Call Options Purchased				57,305,298
	(Cost $54,750,316)
	Put Options Purchased — 1.4%
911	SPDR® S&P 500® ETF Trust	53,693,429	554.32	08/15/25	722,505
	(Cost $2,374,540)
	Total Purchased Options				58,027,803
	(Cost $57,124,856)
WRITTEN OPTIONS — (8.9)%
	Call Options Written — (8.6)%
(1,822)	SPDR® S&P 500® ETF Trust	(107,386,858)	581.87	08/15/25	(4,616,037)
	(Premiums received $3,587,179)
	Put Options Written — (0.3)%
(911)	SPDR® S&P 500® ETF Trust	(53,693,429)	471.17	08/15/25	(153,057)
	(Premiums received $524,331)
	Total Written Options				(4,769,094)
	(Premiums received $4,111,510)
	Net Other Assets and Liabilities — (0.1)%				(41,164)
	Net Assets — 100.0%				$53,455,106

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$237,561	$237,561	$—	$—
Purchased Options	58,027,803	—	58,027,803	—
Total	$58,265,364	$237,561	$58,027,803	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (XAUG)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(4,769,094)	$—	$(4,769,094)	$—

FT Vest International Equity Moderate Buffer ETF - September (YSEP)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
631,688	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$631,688
	(Cost $631,688)
	Total Investments — 0.6%	631,688
	(Cost $631,688)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.9%
	Call Options Purchased — 99.6%
12,101	iShares MSCI EAFE ETF	$107,468,981	$0.82	09/19/25	104,721,086
	(Cost $96,005,910)
	Put Options Purchased — 1.3%
12,101	iShares MSCI EAFE ETF	107,468,981	82.26	09/19/25	1,396,455
	(Cost $5,330,910)
	Total Purchased Options				106,117,541
	(Cost $101,336,820)
WRITTEN OPTIONS — (1.4)%
	Call Options Written — (1.0)%
(12,101)	iShares MSCI EAFE ETF	(107,468,981)	93.34	09/19/25	(1,074,811)
	(Premiums received $743,548)
	Put Options Written — (0.4)%
(12,101)	iShares MSCI EAFE ETF	(107,468,981)	69.92	09/19/25	(412,160)
	(Premiums received $1,233,755)
	Total Written Options				(1,486,971)
	(Premiums received $1,977,303)
	Net Other Assets and Liabilities — (0.1)%				(77,280)
	Net Assets — 100.0%				$105,184,978

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$631,688	$631,688	$—	$—
Purchased Options	106,117,541	—	106,117,541	—
Total	$106,749,229	$631,688	$106,117,541	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,486,971)	$—	$(1,486,971)	$—

FT Vest Nasdaq-100® Buffer ETF - September (QSPT)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
2,127,641	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$2,127,641
	(Cost $2,127,641)
	Total Investments — 0.5%	2,127,641
	(Cost $2,127,641)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.9%
	Call Options Purchased — 99.7%
7,572	Invesco QQQ TrustSM, Series 1	$393,070,092	$4.81	09/19/25	389,201,860
	(Cost $361,302,152)
	Put Options Purchased — 2.2%
7,572	Invesco QQQ TrustSM, Series 1	393,070,092	482.43	09/19/25	8,717,720
	(Cost $25,542,017)
	Total Purchased Options				397,919,580
	(Cost $386,844,169)
WRITTEN OPTIONS — (2.3)%
	Call Options Written — (1.3)%
(7,572)	Invesco QQQ TrustSM, Series 1	(393,070,092)	566.09	09/19/25	(5,319,860)
	(Premiums received $8,095,959)
	Put Options Written — (1.0)%
(7,572)	Invesco QQQ TrustSM, Series 1	(393,070,092)	434.19	09/19/25	(3,878,076)
	(Premiums received $12,632,115)
	Total Written Options				(9,197,936)
	(Premiums received $20,728,074)
	Net Other Assets and Liabilities — (0.1)%				(285,816)
	Net Assets — 100.0%				$390,563,469

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,127,641	$2,127,641	$—	$—
Purchased Options	397,919,580	—	397,919,580	—
Total	$400,047,221	$2,127,641	$397,919,580	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(9,197,936)	$—	$(9,197,936)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (XSEP)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
687,349	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$687,349
	(Cost $687,349)
	Total Investments — 0.6%	687,349
	(Cost $687,349)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 107.4%
	Call Options Purchased — 105.0%
2,120	SPDR® S&P 500® ETF Trust	$124,950,680	$5.69	09/19/25	123,106,979
2,120	SPDR® S&P 500® ETF Trust	124,950,680	568.26	09/19/25	8,486,551
	Total Call Options Purchased				131,593,530
	(Cost $126,971,602)
	Put Options Purchased — 2.4%
2,120	SPDR® S&P 500® ETF Trust	124,950,680	568.26	09/19/25	3,010,485
	(Cost $6,237,560)
	Total Purchased Options				134,604,015
	(Cost $133,209,162)
WRITTEN OPTIONS — (7.9)%
	Call Options Written — (7.3)%
(4,240)	SPDR® S&P 500® ETF Trust	(249,901,360)	595.02	09/19/25	(9,134,910)
	(Premiums received $10,165,860)
	Put Options Written — (0.6)%
(2,120)	SPDR® S&P 500® ETF Trust	(124,950,680)	483.02	09/19/25	(759,363)
	(Premiums received $1,412,372)
	Total Written Options				(9,894,273)
	(Premiums received $11,578,232)
	Net Other Assets and Liabilities — (0.1)%				(90,770)
	Net Assets — 100.0%				$125,306,321

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$687,349	$687,349	$—	$—
Purchased Options	134,604,015	—	134,604,015	—
Total	$135,291,364	$687,349	$134,604,015	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (XSEP)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(9,894,273)	$—	$(9,894,273)	$—

FT Vest Nasdaq-100® Conservative Buffer ETF - October (QCOC)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
223,699	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$223,699
	(Cost $223,699)
	Total Investments — 0.6%	223,699
	(Cost $223,699)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.8%
	Call Options Purchased — 99.6%
720	Invesco QQQ TrustSM, Series 1	$37,375,920	$4.93	10/17/25	36,955,411
	(Cost $35,505,714)
	Put Options Purchased — 3.2%
720	Invesco QQQ TrustSM, Series 1	37,375,920	494.46	10/17/25	1,194,135
	(Cost $2,342,035)
	Total Purchased Options				38,149,546
	(Cost $37,847,749)
WRITTEN OPTIONS — (3.3)%
	Call Options Written — (2.6)%
(720)	Invesco QQQ TrustSM, Series 1	(37,375,920)	556.27	10/17/25	(947,174)
	(Premiums received $1,345,167)
	Put Options Written — (0.7)%
(720)	Invesco QQQ TrustSM, Series 1	(37,375,920)	395.57	10/17/25	(265,126)
	(Premiums received $602,129)
	Total Written Options				(1,212,300)
	(Premiums received $1,947,296)
	Net Other Assets and Liabilities — (0.1)%				(29,202)
	Net Assets — 100.0%				$37,131,743

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$223,699	$223,699	$—	$—
Purchased Options	38,149,546	—	38,149,546	—
Total	$38,373,245	$223,699	$38,149,546	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,212,300)	$—	$(1,212,300)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (XOCT)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
586,900	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$586,900
	(Cost $586,900)
	Total Investments — 0.6%	586,900
	(Cost $586,900)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.6%
	Call Options Purchased — 102.1%
1,554	SPDR® S&P 500® ETF Trust	$91,591,206	$5.86	10/17/25	90,216,739
1,554	SPDR® S&P 500® ETF Trust	91,591,206	584.60	10/17/25	5,049,350
	Total Call Options Purchased				95,266,089
	(Cost $94,034,311)
	Put Options Purchased — 3.5%
1,554	SPDR® S&P 500® ETF Trust	91,591,206	584.60	10/17/25	3,240,199
	(Cost $4,779,084)
	Total Purchased Options				98,506,288
	(Cost $98,813,395)
WRITTEN OPTIONS — (6.1)%
	Call Options Written — (5.2)%
(3,108)	SPDR® S&P 500® ETF Trust	(183,182,412)	612.89	10/17/25	(4,860,974)
	(Premiums received $6,838,965)
	Put Options Written — (0.9)%
(1,554)	SPDR® S&P 500® ETF Trust	(91,591,206)	496.91	10/17/25	(889,416)
	(Premiums received $1,692,176)
	Total Written Options				(5,750,390)
	(Premiums received $8,531,141)
	Net Other Assets and Liabilities — (0.1)%				(64,507)
	Net Assets — 100.0%				$93,278,291

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$586,900	$586,900	$—	$—
Purchased Options	98,506,288	—	98,506,288	—
Total	$99,093,188	$586,900	$98,506,288	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (XOCT)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,750,390)	$—	$(5,750,390)	$—

FT Vest Nasdaq-100® Moderate Buffer ETF - November (QMNV)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
292,092	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$292,092
	(Cost $292,092)
	Total Investments — 0.7%	292,092
	(Cost $292,092)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.1%
	Call Options Purchased — 99.3%
820	Invesco QQQ TrustSM, Series 1	$42,567,020	$4.96	11/21/25	42,101,121
	(Cost $41,559,170)
	Put Options Purchased — 3.8%
820	Invesco QQQ TrustSM, Series 1	42,567,020	496.56	11/21/25	1,624,141
	(Cost $2,572,203)
	Total Purchased Options				43,725,262
	(Cost $44,131,373)
WRITTEN OPTIONS — (3.7)%
	Call Options Written — (2.3)%
(820)	Invesco QQQ TrustSM, Series 1	(42,567,020)	571.49	11/21/25	(978,555)
	(Premiums received $1,197,996)
	Put Options Written — (1.4)%
(820)	Invesco QQQ TrustSM, Series 1	(42,567,020)	422.07	11/21/25	(577,477)
	(Premiums received $851,997)
	Total Written Options				(1,556,032)
	(Premiums received $2,049,993)
	Net Other Assets and Liabilities — (0.1)%				(33,221)
	Net Assets — 100.0%				$42,428,101

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$292,092	$292,092	$—	$—
Purchased Options	43,725,262	—	43,725,262	—
Total	$44,017,354	$292,092	$43,725,262	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,556,032)	$—	$(1,556,032)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (XNOV)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
176,361	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$176,361
	(Cost $176,361)
	Total Investments — 0.7%	176,361
	(Cost $176,361)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.9%
	Call Options Purchased — 103.0%
434	SPDR® S&P 500® ETF Trust	$25,579,526	$5.87	11/21/25	25,203,305
434	SPDR® S&P 500® ETF Trust	25,579,526	585.76	11/21/25	1,580,250
	Total Call Options Purchased				26,783,555
	(Cost $26,555,471)
	Put Options Purchased — 3.9%
434	SPDR® S&P 500® ETF Trust	25,579,526	585.76	11/21/25	1,014,614
	(Cost $1,491,306)
	Total Purchased Options				27,798,169
	(Cost $28,046,777)
WRITTEN OPTIONS — (7.5)%
	Call Options Written — (6.3)%
(868)	SPDR® S&P 500® ETF Trust	(51,159,052)	615.28	11/21/25	(1,626,962)
	(Premiums received $2,237,898)
	Put Options Written — (1.2)%
(434)	SPDR® S&P 500® ETF Trust	(25,579,526)	497.90	11/21/25	(314,437)
	(Premiums received $568,345)
	Total Written Options				(1,941,399)
	(Premiums received $2,806,243)
	Net Other Assets and Liabilities — (0.1)%				(17,713)
	Net Assets — 100.0%				$26,015,418

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$176,361	$176,361	$—	$—
Purchased Options	27,798,169	—	27,798,169	—
Total	$27,974,530	$176,361	$27,798,169	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (XNOV)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,941,399)	$—	$(1,941,399)	$—

FT Vest International Equity Moderate Buffer ETF - December (YDEC)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
665,248	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$665,248
	(Cost $665,248)
	Total Investments — 0.8%	665,248
	(Cost $665,248)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.1%
	Call Options Purchased — 103.7%
10,031	iShares MSCI EAFE ETF	$89,085,311	$0.75	12/19/25	85,843,192
	(Cost $73,852,937)
	Put Options Purchased — 1.4%
10,031	iShares MSCI EAFE ETF	89,085,311	75.10	12/19/25	1,203,720
	(Cost $3,981,773)
	Total Purchased Options				87,046,912
	(Cost $77,834,710)
WRITTEN OPTIONS — (5.8)%
	Call Options Written — (5.1)%
(10,031)	iShares MSCI EAFE ETF	(89,085,311)	87.73	12/19/25	(4,210,613)
	(Premiums received $1,032,924)
	Put Options Written — (0.7)%
(10,031)	iShares MSCI EAFE ETF	(89,085,311)	63.84	12/19/25	(626,436)
	(Premiums received $1,549,622)
	Total Written Options				(4,837,049)
	(Premiums received $2,582,546)
	Net Other Assets and Liabilities — (0.1)%				(58,724)
	Net Assets — 100.0%				$82,816,387

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$665,248	$665,248	$—	$—
Purchased Options	87,046,912	—	87,046,912	—
Total	$87,712,160	$665,248	$87,046,912	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(4,837,049)	$—	$(4,837,049)	$—

FT Vest Nasdaq-100® Buffer ETF - December (QDEC)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
4,204,823	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$4,204,823
	(Cost $4,204,823)
	Total Investments — 0.8%	4,204,823
	(Cost $4,204,823)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.0%
	Call Options Purchased — 97.5%
9,850	Invesco QQQ TrustSM, Series 1	$511,323,350	$5.18	12/19/25	505,403,500
	(Cost $506,641,233)
	Put Options Purchased — 5.5%
9,850	Invesco QQQ TrustSM, Series 1	511,323,350	518.65	12/19/25	28,299,050
	(Cost $33,957,885)
	Total Purchased Options				533,702,550
	(Cost $540,599,118)
WRITTEN OPTIONS — (3.7)%
	Call Options Written — (0.9)%
(9,850)	Invesco QQQ TrustSM, Series 1	(511,323,350)	612.94	12/19/25	(4,925,000)
	(Premiums received $12,657,708)
	Put Options Written — (2.8)%
(9,850)	Invesco QQQ TrustSM, Series 1	(511,323,350)	466.78	12/19/25	(14,568,150)
	(Premiums received $18,346,560)
	Total Written Options				(19,493,150)
	(Premiums received $31,004,268)
	Net Other Assets and Liabilities — (0.1)%				(374,977)
	Net Assets — 100.0%				$518,039,246

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$4,204,823	$4,204,823	$—	$—
Purchased Options	533,702,550	—	533,702,550	—
Total	$537,907,373	$4,204,823	$533,702,550	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(19,493,150)	$—	$(19,493,150)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
1,607,082	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$1,607,082
	(Cost $1,607,082)
	Total Investments — 0.9%	1,607,082
	(Cost $1,607,082)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.8%
	Call Options Purchased — 102.2%
3,202	SPDR® S&P 500® ETF Trust	$188,722,678	$5.92	12/19/25	185,382,032
3,202	SPDR® S&P 500® ETF Trust	188,722,678	591.16	12/19/25	11,301,875
	Total Call Options Purchased				196,683,907
	(Cost $202,481,137)
	Put Options Purchased — 4.6%
3,202	SPDR® S&P 500® ETF Trust	188,722,678	591.16	12/19/25	8,778,315
	(Cost $9,397,159)
	Total Purchased Options				205,462,222
	(Cost $211,878,296)
WRITTEN OPTIONS — (7.6)%
	Call Options Written — (6.1)%
(6,404)	SPDR® S&P 500® ETF Trust	(377,445,356)	621.19	12/19/25	(11,644,522)
	(Premiums received $20,158,854)
	Put Options Written — (1.5)%
(3,202)	SPDR® S&P 500® ETF Trust	(188,722,678)	502.49	12/19/25	(2,917,278)
	(Premiums received $3,780,117)
	Total Written Options				(14,561,800)
	(Premiums received $23,938,971)
	Net Other Assets and Liabilities — (0.1)%				(128,863)
	Net Assets — 100.0%				$192,378,641

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,607,082	$1,607,082	$—	$—
Purchased Options	205,462,222	—	205,462,222	—
Total	$207,069,304	$1,607,082	$205,462,222	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(14,561,800)	$—	$(14,561,800)	$—

FT Vest Laddered International Moderate Buffer ETF (BUFY)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
259,000	FT Vest International Equity Moderate Buffer ETF - March (b)	$6,513,850
273,150	FT Vest International Equity Moderate Buffer ETF - June (b)	6,649,673
274,700	FT Vest International Equity Moderate Buffer ETF - September (b)	6,584,532
253,125	FT Vest International Equity Moderate Buffer ETF - December (b)	6,262,312

	Total Investments — 100.0%	26,010,367
	(Cost $24,810,148)
	Net Other Assets and Liabilities — (0.0)%	(4,387)
	Net Assets — 100.0%	$26,005,980

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 26,010,367	$ 26,010,367	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at May 31, 2025, and for the fiscal year-to-date period (September 25, 2024 (commencement of investment operations) to May 31, 2025) are as follows:

Security Name	Shares at 5/31/2025	Value at 9/25/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2025	Dividend Income
FT Vest International Equity Moderate Buffer ETF - March	259,000	$—	$6,221,874	$—	$291,976	$—	$6,513,850	$—
FT Vest International Equity Moderate Buffer ETF - June	273,150	—	6,237,495	—	412,178	—	6,649,673	—
FT Vest International Equity Moderate Buffer ETF - September	274,700	—	6,255,462	—	329,070	—	6,584,532	—
FT Vest International Equity Moderate Buffer ETF - December	253,125	—	6,095,317	—	166,995	—	6,262,312	—
		$—	$24,810,148	$—	$1,200,219	$—	$26,010,367	$—

First Trust Exchange-Traded Fund VIII
Additional Information
May 31, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.